Consolidated Statements of Financial Position - RUB (₽) ₽ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Goodwill	₽ 9,875,224	₽ 6,954,183
Intangible assets	3,439,959	2,733,417
Property and equipment	466,725	429,744
Equity-accounted investees	129,666	178,847
Right-of-use assets	215,120	279,249
Deferred tax assets	176,328	149,835
Loans issued to equity accounted investees	11,541
Other financial assets	25,491	25,341
Other non-current assets	22,176	22,134
Total non-current assets	14,362,230	10,772,750
Current assets
Trade and other receivables	69,120	57,908
Indemnification asset	186,473
Loans issued to equity-accounted investees (current portion)	8,178
Prepaid expenses and other current assets	179,118	119,249
Cash and cash equivalents	3,367,610	2,089,215
Total current assets	3,810,499	2,266,372
Total assets	18,172,729	13,039,122
Equity
Share capital	8,597	8,547
Share premium	1,987,044	1,863,877
Foreign currency translation reserve	(92,140)	(105,191)
Retained earnings	1,536,137	1,587,697
Total equity attributable to owners of the Company	3,439,638	3,354,930
Non-controlling interest	69,104	33,263
Total equity	3,508,742	3,388,193
Non-current liabilities
Loans and borrowings	7,791,326	4,064,501
Lease liabilities	164,245	230,802
Deferred tax liabilities	658,970	512,804
Trade and other payables	178,607	4,239
Provisions	87,822	19,498
Other non-current liabilities	142,531	126,828
Total non-current liabilities	9,023,501	4,958,672
Current liabilities
Contract liabilities	2,785,402	2,367,416
Trade and other payables	1,273,089	780,219
Loans and borrowings (current portion)	485,100	1,064,554
Lease liabilities (current portion)	77,752	59,816
Income tax payable	401,733	369,974
Provisions (current portion)	578,651	26,398
Other current liabilities	38,759	23,880
Total current liabilities	5,640,486	4,692,257
Total liabilities	14,663,987	9,650,929
Total equity and liabilities	₽ 18,172,729	₽ 13,039,122